Direct Operating Expenses	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Direct Operating Expenses	DIRECT OPERATING EXPENSES
The Company's expenses are comprised of direct operating expenses for rental properties, compensation, general and administration, interest and depreciation and amortization. Direct operating expenses for rental properties include all attributable expenses incurred at the property level.

The following table lists details of the direct operating expenses for rental properties by type.

(in thousands of U.S. dollars)
For the years ended December 31	2021	2020

Property taxes	$66,493	$55,615
Repairs and maintenance(1)	22,252	17,995
Turnover(1)	5,754	6,580
Property management expenses(1)	29,247	24,543
Property insurance(1)	6,081	4,966
Marketing and leasing(1)	1,747	1,483
Homeowners' association (HOA) costs	6,169	4,906
Other direct expense (2)	8,025	5,154
Direct operating expenses	$145,768	$121,242
(1) The comparative period has been reclassified to conform with the current period presentation. Marketing and leasing expenses that were previously included in property management expenses have now been reclassified as a separate line item. Additionally, broker fees of $340 for the year ended December 31, 2020 have been reclassified from property insurance to property management expenses.
(2) Other direct expense includes property utilities and other property operating costs.